Commitments and Contingencies	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies	Commitments and Contingencies
As of December 31, 2020, we had remaining commitments on our Dolce B Note and on our Riverfront investment of up to approximately $1,794,000 and $12,412,000, respectively. See Note 4 and Note 5 for additional information regarding these investments.

2980 Huron Investment

On October 25, 2019, we entered into a joint venture agreement to provide $20,000,000 of preferred equity in an entity that purchased land it intended to develop in downtown Denver, Colorado (the "2980 Huron Project"). Pursuant to the terms of the agreement, our obligation to advance funds for our preferred equity membership interest was subject to the satisfaction of certain conditions which were not satisfied. Our contractual obligation to fund our preferred equity investment in the 2980 Huron Project has expired and we are no longer pursuing this investment.

Litigation

As of December 31, 2020, we were not subject to any material litigation nor were we aware of any material litigation threatened against us.

Distribution Reinvestment Plan

We have adopted a distribution reinvestment plan whereby common stockholders may elect to have us apply their dividends and other distributions to the purchase of additional shares of common stock. Participants in the plan will acquire common stock at the per share price effective on the date of purchase (currently $10.00).
Share Repurchase Programs
Series 2019 Preferred Stock
Upon the request of a holder of Series 2019 Preferred Stock, we may, at the sole discretion of the board of directors, repurchase their shares at the following prices, which are dependent on how long a redeeming stockholder has held each share:

Share Purchase Anniversary	Repurchase Price
Less than 1 year	$8.80
1 year	$9.00
2 years	$9.20
3 years	$9.40
4 years	$9.60
5 years	$9.80
A stockholder’s death or complete disability, 2 years or more	$10.00

No Series 2019 Preferred Stock shares were redeemed during the years ended December 31, 2020 and 2019.

Common Stock
Our board of directors has adopted a share repurchase program that permits holders of common stock to request, on a quarterly basis, that we repurchase all or any portion of their shares. We may choose to repurchase all, some or none of the shares that have been requested to be repurchased at our discretion, subject to limitations in the share repurchase plan. The total amount of aggregate repurchased shares will be limited to 5% of the weighted average number of shares of common stock outstanding during the prior calendar year. In addition, during any calendar year, we may redeem only the number of shares that we could purchase with the amount of net proceeds from the sale of shares under our distribution reinvestment plan during the prior calendar year.

The repurchase price is subject to the following discounts, depending on how long a redeeming stockholder has held each share:

Share Purchase Anniversary	Repurchase Price as a Percentage of Estimated Value (1)
Less than 1 year	No repurchase allowed
1 year - 2 years	85%
3 years - 4 years	90%
5 years and thereafter	95%
A stockholder’s death or complete disability, less than 2 years	95%
A stockholder’s death or complete disability, 2 years or more	100%
(1)	For the purposes of the share repurchase program, the “estimated value per share” will initially be equal to the purchase price per share at which the original purchaser or purchasers of the shares bought its shares from us, and the purchase price per share will be adjusted to reflect any stock dividends, combinations, splits, recapitalizations or any similar transaction with respect to the shares outstanding.

We plan to establish an estimated net asset value (“NAV”) per share of our common stock based on valuations of our assets and liabilities no later than May 17, 2021 and annually thereafter. Upon our establishment of an estimated NAV per share, the estimated NAV per share will be the estimated value per share pursuant to the share repurchase program.

During the year ended December 31, 2020, we redeemed 31,307 and zero shares of Class A and Class T common stock, respectively, pursuant to our share redemption program for $268,613, which was an average repurchase price of $8.58. No shares were redeemed during the years ended December 31, 2019.

Our board of directors may, in its sole discretion, amend, suspend or terminate our share repurchase program for any reason upon 15 days’ notice to our stockholders.